UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3361

Fidelity Massachusetts Municipal Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Massachusetts AMT Tax-Free Money Market Fund

October 31, 2017

SMA-QTLY-1217
1.809100.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 48.9%
	Principal Amount	Value
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.06% 11/7/17, VRDN (a)	$900,000	$900,000
West Jefferson Indl. Dev. Series 2008, 1.06% 11/7/17, VRDN (a)	1,500,000	1,500,000
		2,400,000
Alaska - 0.1%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 1.05% 11/7/17, VRDN (a)	700,000	700,000
Connecticut - 0.6%
Connecticut Gen. Oblig. Series 2016 C, 1.02% 11/7/17 (Liquidity Facility Bank of America NA), VRDN (a)	6,100,000	6,100,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.05% 11/7/17, VRDN (a)	100,000	100,000
Series 1999 A, 0.97% 11/7/17, VRDN (a)	200,000	200,000
		300,000
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.05% 11/7/17, VRDN (a)	400,000	400,000
Series I, 1.05% 11/7/17, VRDN (a)	200,000	200,000
		600,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.02% 11/7/17, VRDN (a)	1,500,000	1,500,000
Series 2010 B1, 1.01% 11/7/17, VRDN (a)	3,300,000	3,300,000
		4,800,000
Massachusetts - 47.4%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.91% 11/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)	5,805,000	5,805,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.92% 11/7/17, LOC Citibank NA, VRDN (a)	21,550,000	21,550,000
Series 2010 A2, 0.91% 11/7/17, LOC Barclays Bank PLC, VRDN (a)	29,325,000	29,325,000
Series 2010 A3, 0.92% 11/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	29,285,000	29,285,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.9% 11/7/17, LOC Bank of America NA, VRDN (a)	11,580,000	11,580,000
(Boston Univ. Proj.):
Series U-6C, 0.83% 11/1/17, LOC TD Banknorth, NA, VRDN (a)	9,100,000	9,100,000
Series U3, 0.85% 11/7/17, LOC Northern Trust Co., VRDN (a)	7,800,000	7,800,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.92% 11/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,365,000	3,365,000
(College of the Holy Cross Proj.) Series 2008 A, 0.8% 11/1/17, LOC JPMorgan Chase Bank, VRDN (a)	9,680,000	9,680,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.92% 11/7/17, LOC TD Banknorth, NA, VRDN (a)	4,295,000	4,295,000
(ISO New England, Inc. Proj.) Series 2005, 0.9% 11/7/17, LOC TD Banknorth, NA, VRDN (a)	22,555,000	22,555,000
(Partners HealthCare Sys. Proj.) Series 2011 K2, 0.9% 11/7/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	4,800,000	4,800,000
(Simmons College Proj.) Series G, 0.9% 11/7/17, LOC JPMorgan Chase Bank, VRDN (a)	4,655,000	4,655,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.91% 11/7/17, LOC TD Banknorth, NA, VRDN (a)	27,340,000	27,340,000
Series 2006:
0.9% 11/7/17, LOC TD Banknorth, NA, VRDN (a)	3,265,000	3,265,000
0.92% 11/7/17, LOC PNC Bank NA, VRDN (a)	3,045,000	3,045,000
Series 2010, 0.94% 11/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	960,000	960,000
Series 2014 M2, 0.9% 11/7/17, LOC Bank of New York, New York, VRDN (a)	6,100,000	6,100,000
Massachusetts Gen. Oblig. Series 2001 C, 0.93% 11/7/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	22,210,000	22,210,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 2005 I, 0.9% 11/7/17, VRDN (a)	16,950,000	16,950,000
Series 2005 J1, 0.9% 11/7/17, VRDN (a)	10,400,000	10,400,000
Series 2005 J2, 0.86% 11/1/17, VRDN (a)	4,920,000	4,920,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.94% 11/7/17, LOC JPMorgan Chase Bank, VRDN (a)	10,000,000	10,000,000
Series 2009 J2, 0.85% 11/1/17, LOC JPMorgan Chase Bank, VRDN (a)	14,075,000	14,075,000
Series 2009 K, 0.93% 11/7/17, LOC Bank of America NA, VRDN (a)	9,950,000	9,950,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.88% 11/1/17, LOC Wells Fargo Bank NA, VRDN (a)	4,440,000	4,440,000
(Boston Univ. Proj.) Series H, 0.88% 11/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)	12,100,000	12,100,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.91% 11/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	800,000	800,000
(Harvard Univ. Proj.):
Series R, 0.7% 11/1/17, VRDN (a)	11,390,000	11,390,000
Series Y, 0.9% 11/7/17, VRDN (a)	6,290,000	6,290,000
(Henry Heywood Memorial Hosp. Proj.):
Series 2008 C, 0.9% 11/1/17, LOC TD Banknorth, NA, VRDN (a)	1,700,000	1,700,000
Series 2009 C, 0.9% 11/1/17, LOC TD Banknorth, NA, VRDN (a)	5,790,000	5,790,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.86% 11/7/17, VRDN (a)	25,800,000	25,800,000
Series 2001 J2, 0.9% 11/7/17, VRDN (a)	18,075,000	18,075,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.98% 11/7/17, LOC JPMorgan Chase Bank, VRDN (a)	8,735,000	8,735,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.87% 11/7/17, LOC TD Banknorth, NA, VRDN (a)	2,000,000	2,000,000
(Williams College Proj.):
Series I, 0.9% 11/7/17, VRDN (a)	9,586,000	9,586,000
Series J, 0.88% 11/7/17, VRDN (a)	24,821,000	24,821,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2009 A, 0.93% 11/7/17, LOC TD Banknorth, NA, VRDN (a)	1,990,000	1,990,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev. 0.9% 11/7/17, LOC TD Banknorth, NA, VRDN (a)	2,900,000	2,900,000
Massachusetts Indl. Fin. Agcy. Rev.:
(Governor Dummer Academy Proj.) Series 1996, 0.92% 11/7/17, LOC TD Banknorth, NA, VRDN (a)	700,000	700,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.92% 11/7/17, LOC TD Banknorth, NA, VRDN (a)	1,885,000	1,885,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 1999 B, 0.93% 11/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,340,000	5,340,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.9% 11/7/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	42,370,000	42,370,000
FHLMC Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.92% 11/7/17, LOC Freddie Mac, VRDN (a)	3,435,000	3,435,000
		483,157,000
Wyoming - 0.0%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.02% 11/7/17, VRDN (a)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $498,257,000)		498,257,000

Tender Option Bond - 15.4%
California - 0.1%
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.08% 12/12/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	595,000	595,000
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.12% 11/7/17 (Liquidity Facility Citibank NA) (a)(b)	200,000	200,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 0.98% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
		500,000
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	700,000	700,000
Massachusetts - 14.9%
Billerica Gen. Oblig. Bonds Series Solar 17 0027, SIFMA Municipal Swap Index + 0.150% 1.07%, tender 11/9/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	900,000	900,000
Massachusetts Commonwealth Trans. Fund Rev. Bonds Series 2016 20, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	3,190,000	3,190,000
Massachusetts Dev. Fin. Agcy. Participating VRDN Series Floaters XM 03 68, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	400,000	400,000
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0245, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	400,000	400,000
Series 2016 XF2207, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(b)	3,250,000	3,250,000
Series 2016 XM0137, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,650,000	1,650,000
Series MS 3373, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	900,000	900,000
Massachusetts Gen. Oblig.:
Bonds:
Series Clipper 09 37, SIFMA Municipal Swap Index + 0.200% 1.12%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	12,000,000	12,000,000
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	20,700,000	20,700,000
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.200% 1.12%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	5,515,000	5,515,000
Participating VRDN:
Series 16 XF0374, 0.94% 11/7/17 (Liquidity Facility Bank of America NA) (a)(b)	1,000,000	1,000,000
Series 16 XM 03 35, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	800,000	800,000
Series 16 XM0221, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,800,000	4,800,000
Series Floaters 16 ZF2364, 0.95% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	935,000	935,000
Series Floaters XF 05 30, 0.96% 11/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	500,000	500,000
Series Floaters XG 01 42, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(b)	4,510,000	4,510,000
Series Floaters XM 03 72, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,500,000	3,500,000
Massachusetts Health & Edl. Facilities Auth. Participating VRDN Series XL 00 17, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,550,000	2,550,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XG0014, 0.94% 11/7/17 (Liquidity Facility Bank of America NA) (a)(b)	5,550,000	5,550,000
Series 16 XM0217, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,700,000	10,700,000
Series Floaters XF 00 47, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,500,000	1,500,000
Massachusetts School Bldg. Auth. Participating VRDN:
Series Floaters XM 03 89, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	600,000	600,000
Series XM 03 54, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500,000	2,500,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds Series Solar 17 13, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	700,000	700,000
Participating VRDN:
Series 15 XF2203, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(b)	7,460,000	7,460,000
Series 16 XM0239, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,800,000	6,800,000
Series 16 ZM0173, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,000,000	1,000,000
Series EGL 15 0004, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(b)	5,900,000	5,900,000
Series EGL 15 001, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(b)	5,900,000	5,900,000
Series EGL 15 002, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(b)	6,600,000	6,600,000
Series EGL 15 003, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(b)	6,000,000	6,000,000
Series Floaters XM 04 30, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,335,000	3,335,000
Series Floaters XM 05 21, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,000,000	3,000,000
Series Floaters XX 10 08, 0.94% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,500,000	1,500,000
Series Floaters YX 10 29, 0.94% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,600,000	1,600,000
Series ROC II R 14021, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(b)	1,500,000	1,500,000
Massachusetts St. Wtr. Resources Auth. Bonds Series 2016 E74, SIFMA Municipal Swap Index + 0.200% 0.95%, tender 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	9,805,000	9,805,000
Massachusetts Wtr. Resources Auth. Participating VRDN Series XM 02 87, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	300,000	300,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series Floaters XF 25 02, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN Series XL 0042, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,000,000	1,000,000
		151,750,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.99% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200,000	200,000
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.09% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200,000	200,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 0.97% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	400,000	400,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 0.98% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
		900,000
Ohio - 0.2%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 0.98% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,000,000	1,000,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.1% 12/12/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)	600,000	600,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.1% 12/12/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)	400,000	400,000
		2,000,000
TOTAL TENDER OPTION BOND
(Cost $156,645,000)		156,645,000

Other Municipal Security - 20.4%
Georgia - 0.0%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.02%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	100,000	100,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.02%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	100,000	100,000
		200,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.15% tender 11/14/17, CP mode	600,000	600,000
Massachusetts - 20.3%
Avon Gen. Oblig. BAN Series 2017, 2.25% 9/28/18	1,100,000	1,111,843
Boston Wtr. & Swr. Commission Rev. Series A, 0.96% 1/3/18, LOC State Street Bank & Trust Co., Boston, CP	2,000,000	2,000,000
Chicopee Gen. Oblig. BAN Series 2017, 2.25% 10/5/18	1,300,000	1,313,327
Franklin Gen. Oblig. BAN Series 2017, 2% 5/18/18	1,200,000	1,205,844
Gloucester Gen. Oblig. BAN Series 2017, 2% 2/2/18	1,500,000	1,503,668
Massachusetts Dev. Fin. Agcy. Series 5, 1.01% 1/4/18, LOC TD Banknorth, NA, CP	1,300,000	1,300,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series 2011 K5, 5%, tender 1/18/18 (a)	1,745,000	1,759,511
Massachusetts Fed. Hwy. Bonds Series 2014 A, 5% 6/15/18	1,500,000	1,537,451
Massachusetts Gen. Oblig.:
Bonds:
Series 2012 D, SIFMA Municipal Swap Index + 0.430% 1.35% 1/1/18 (a)(d)	2,775,000	2,775,000
Series B, 0.005% x SIFMA Municipal Swap Index 1.4% 2/1/18 (a)(d)(e)	7,100,000	7,100,000
RAN:
Series 2017 A, 2% 4/23/18	2,735,000	2,747,179
Series 2017 B, 2% 5/21/18	3,500,000	3,517,722
Series C, 2% 6/25/18	29,200,000	29,411,580
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
(CareGroup, Inc. Proj.) Series 2008 E1:
5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	1,500,000	1,539,059
5.125% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,028,339
Series 2008, 5.25% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	1,200,000	1,234,904
Series H1:
0.84% tender 11/2/17, CP mode	4,300,000	4,300,000
0.85% tender 11/3/17, CP mode	5,000,000	5,000,000
0.96% tender 12/4/17, CP mode	3,200,000	3,200,000
0.96% tender 12/6/17, CP mode	4,100,000	4,100,000
Series H2:
0.85% tender 11/6/17, CP mode	4,900,000	4,900,000
0.85% tender 11/14/17, CP mode	4,990,000	4,990,000
0.96% tender 12/5/17, CP mode	3,600,000	3,600,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
( New England Pwr. Co. Proj.) Series B, 1.15% tender 11/9/17, CP mode	8,700,000	8,700,000
(New England Pwr. Co. Proj.):
Series 1992, 1.03% tender 11/20/17, CP mode	1,100,000	1,100,000
Series 1993 A, 1.03% tender 12/1/17, CP mode	200,000	200,000
Massachusetts Port Auth. Rev. Series 12A:
0.91% 2/7/18, LOC TD Banknorth, NA, CP	3,000,000	3,000,000
0.92% 12/8/17, LOC TD Banknorth, NA, CP	2,200,000	2,200,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds Series B, 5% 1/15/18 (Escrowed to Maturity)	1,190,000	1,200,440
Series B:
0.85% 11/20/17, LOC Citibank NA, CP	4,900,000	4,900,000
0.86% 12/11/17, LOC Citibank NA, CP	5,700,000	5,700,000
0.98% 1/9/18, LOC Citibank NA, CP	9,900,000	9,900,000
0.98% 1/12/18, LOC Citibank NA, CP	8,600,000	8,600,000
Series C:
0.86% 12/1/17, LOC Barclays Bank PLC, CP	8,800,000	8,800,000
0.86% 12/4/17, LOC Barclays Bank PLC, CP	2,500,000	2,500,000
0.86% 12/6/17, LOC Barclays Bank PLC, CP	8,100,000	8,100,000
0.98% 1/2/18, LOC Barclays Bank PLC, CP	4,440,000	4,440,000
0.98% 1/3/18, LOC Barclays Bank PLC, CP	5,700,000	5,700,000
0.98% 1/4/18, LOC Barclays Bank PLC, CP	7,500,000	7,500,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 16:
0.85% 12/4/17, LOC TD Banknorth, NA, CP	5,300,000	5,300,000
0.85% 12/5/17, LOC TD Banknorth, NA, CP	3,800,000	3,800,000
Series 99:
0.87% 12/7/17, LOC State Street Bank & Trust Co., Boston, CP	7,600,000	7,600,000
0.93% 12/7/17, LOC State Street Bank & Trust Co., Boston, CP	4,900,000	4,900,000
Middleborough Gen. Oblig. BAN Series 2017, 2% 10/5/18	1,700,000	1,714,791
Orleans Gen. Oblig. Anticipation Notes BAN Series 2017, 2% 2/9/18	2,679,840	2,686,959
West Boylston Gen. Oblig. Anticipation Notes BAN Series 2016, 2% 11/17/17	1,000,000	1,000,478
Westfield Gen. Oblig. BAN Series 2017, 2.25% 10/31/18	1,315,000	1,329,911
Winchester Gen. Oblig. BAN Series 2017, 2% 6/27/18	4,700,000	4,730,474
		206,778,480
TOTAL OTHER MUNICIPAL SECURITY
(Cost $207,578,480)		207,578,480
	Shares	Value

Investment Company - 15.3%
Fidelity Tax-Free Cash Central Fund, 0.94% (f)(g)
(Cost $156,393,223)	156,389,045	156,393,223
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,018,873,703)		1,018,873,703
NET OTHER ASSETS (LIABILITIES) - 0.0%		(60,777)
NET ASSETS - 100%		$1,018,812,926

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,110,000 or 1.8% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,100,000 or 0.8% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.08% 12/12/17 (Liquidity Facility Barclays Bank PLC)	10/5/17	$595,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 37, SIFMA Municipal Swap Index + 0.200% 1.12%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	2/15/07 - 4/5/07	$12,000,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.200% 1.12%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$5,515,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$834,034
Total	$834,034

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Massachusetts Municipal Income Fund

October 31, 2017

MFL-QTLY-1217
1.809072.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18 (Escrowed to Maturity)	515,000	537,536
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/29	$2,715,000	$3,118,096
5% 12/1/30	1,750,000	1,997,450
5% 12/1/46	715,000	783,554
Guam Int'l. Arpt. Auth. Rev. Series C, 5% 10/1/21 (a)	1,365,000	1,461,901

TOTAL GUAM		7,898,537

Massachusetts - 97.7%
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5.25% 7/1/30	5,000,000	5,337,900
Boston Gen. Oblig. Series 2012 A, 5% 4/1/22	2,050,000	2,370,497
Boston Wtr. & Swr. Commission Rev.:
Series 2012 A, 4% 11/1/25	2,950,000	3,276,742
Series 2016 B:
5% 11/1/34	1,000,000	1,181,140
5% 11/1/35	1,500,000	1,768,920
5% 11/1/36	1,700,000	2,000,543
Sr. Series A, 5.25% 11/1/19	4,675,000	4,831,753
Braintree Gen. Oblig.:
5% 5/15/26	2,300,000	2,857,313
5% 5/15/27	2,000,000	2,465,800
5% 5/15/28	600,000	742,572
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	988,254
5% 1/1/24	340,000	387,705
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,364,782
4% 12/1/24	1,360,000	1,513,027
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	441,404
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	1,977,438
5% 11/1/21	1,730,000	1,975,643
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21 (Escrowed to Maturity)	115,000	117,241
7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,460,000	1,610,833
7% 3/1/21	610,000	682,407
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2012 A, 5% 7/1/22	6,110,000	7,096,643
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	3,950,000	4,727,637
Series 2004 C, 5.5% 7/1/22	5,285,000	6,246,764
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,221,600
Series 2006 A:
5.25% 7/1/29	3,005,000	3,847,001
5.25% 7/1/32	6,745,000	8,692,686
Series 2010 B:
5% 7/1/26	1,000,000	1,095,170
5% 7/1/28	1,000,000	1,094,070
5% 7/1/30	1,000,000	1,093,240
Series 2015 A:
5% 7/1/40	14,570,000	16,755,791
5% 7/1/45	14,125,000	16,170,583
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,258,104
5% 7/1/30	3,725,000	4,281,739
Massachusetts Clean Wtr. Trust:
(Pool Prog.):
Series 2004 A, 5.25% 2/1/24	1,170,000	1,425,224
Series 6, 5.25% 8/1/19	30,000	30,099
Series 8, 5% 8/1/20	105,000	105,361
Series 14, 5% 8/1/38	8,390,000	8,928,890
Series 18:
5% 2/1/28	3,500,000	4,122,650
5% 2/1/29	6,355,000	7,473,289
Series 2002 A, 5.25% 8/1/20	520,000	521,908
Series 2012 B:
5% 8/1/27	295,000	342,722
5% 8/1/27 (Pre-Refunded to 8/1/22 @ 100)	5,605,000	6,508,918
5% 8/1/28	330,000	383,219
5% 8/1/28 (Pre-Refunded to 8/1/22 @ 100)	6,240,000	7,246,325
Series 6, 5.5% 8/1/30	1,310,000	1,315,030
5% 8/1/28	3,480,000	3,709,158
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.) Series 2014 A, 5% 6/1/44	27,295,000	31,429,101
(Rail Enhancement Prog.) Series 2015 A, 5% 6/1/45	17,750,000	20,584,143
Series 2013 A, 5% 6/1/43	10,000,000	11,137,800
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/22	11,000,000	11,887,590
5% 1/1/25	13,340,000	14,389,591
5% 1/1/26	4,210,000	4,538,422
5% 1/1/27	7,000,000	7,541,380
5% 1/1/30	5,000,000	5,388,950
5% 1/1/32	3,495,000	3,755,972
5% 1/1/35	4,230,000	4,549,619
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	3,000,000	3,385,020
5.25% 11/15/41	4,620,000	5,169,457
Massachusetts Dev. Fin. Agcy. Rev.:
( Suffolk Univ. Proj.) Series 2017:
5% 7/1/23	1,420,000	1,644,530
5% 7/1/25	1,500,000	1,771,485
(Boston College Proj.) Series T:
5% 7/1/37	1,415,000	1,674,299
5% 7/1/38	3,685,000	4,343,178
5% 7/1/39	4,450,000	5,228,394
5% 7/1/42	2,805,000	3,282,776
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40 (Pre-Refunded to 10/1/19 @ 100)	3,100,000	3,365,608
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	2,745,000	2,913,076
5.25% 12/1/25	820,000	870,922
5.625% 12/1/30	1,000,000	1,064,420
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	11,540,655
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,933,757
5% 7/1/32	1,905,000	2,212,638
5% 7/1/33	2,020,000	2,334,474
5% 7/1/36	2,000,000	2,288,340
5% 7/1/39	5,800,000	6,598,370
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41	7,000,000	7,593,740
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/21	750,000	837,540
5% 7/1/22	875,000	998,016
5% 7/1/24	1,000,000	1,173,320
5% 7/1/26	1,935,000	2,301,373
5% 7/1/27	2,085,000	2,484,569
5% 7/1/28	4,300,000	5,064,024
(Suffolk Univ., Proj.) Series 2017:
5% 7/1/29	3,250,000	3,800,550
5% 7/1/30	3,500,000	4,083,345
5% 7/1/31	3,750,000	4,351,088
5% 7/1/32	1,000,000	1,153,960
(Tufts Med. Ctr. Proj.):
series 2011 6.875% 1/1/41	3,790,000	4,342,279
Series 2011, 6.25% 1/1/27	5,000,000	5,654,750
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29	3,120,000	3,534,367
5% 10/1/30	1,100,000	1,243,363
5% 10/1/31	1,200,000	1,350,480
5% 10/1/32	1,240,000	1,388,391
5% 10/1/33	1,235,000	1,376,766
(UMass Memorial Health Care Proj.) Series K:
5% 7/1/28	1,260,000	1,455,086
5% 7/1/29	1,320,000	1,530,857
5% 7/1/30	1,390,000	1,596,721
5% 7/1/38	3,750,000	4,150,350
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/34	1,425,000	1,604,864
5% 10/1/35	1,495,000	1,677,569
5% 10/1/46	4,250,000	4,724,088
Series 2008 B:
0% 1/1/37 (Assured Guaranty Corp. Insured)	1,745,000	843,428
0% 1/1/40 (Assured Guaranty Corp. Insured)	5,000,000	2,110,350
0% 1/1/41 (Assured Guaranty Corp. Insured)	5,000,000	2,020,600
0% 1/1/42 (Assured Guaranty Corp. Insured)	5,000,000	1,933,900
Series 2008:
5% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	350,000	361,309
5% 9/1/26	1,020,000	1,053,303
5% 9/1/26 (Pre-Refunded to 9/1/18 @ 100)	480,000	495,509
5.75% 9/1/25 (Pre-Refunded to 9/1/18 @ 100)	9,500,000	9,857,580
Series 2010 B2, 5.25% 2/1/34 (Pre-Refunded to 2/1/21 @ 100)	5,000,000	5,629,300
Series 2011 B, 5% 7/1/41	6,520,000	7,202,644
Series 2011 H:
5.125% 7/1/26	5,595,000	6,126,525
5.5% 7/1/31	7,750,000	8,547,475
Series 2011:
5% 10/1/20	1,215,000	1,333,596
5% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	5,000,000	5,654,000
5.25% 10/1/41	5,485,000	6,190,316
6.25% 1/1/27 (Pre-Refunded to 1/1/21 @ 100)	7,485,000	8,624,591
6.875% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	5,750,000	6,736,470
Series 2012 G:
5% 10/1/23	2,245,000	2,525,782
5% 10/1/24	1,625,000	1,822,795
5% 10/1/25	1,600,000	1,789,104
5% 10/1/26	2,170,000	2,421,026
5% 10/1/27	2,235,000	2,487,510
5% 10/1/28	1,240,000	1,377,727
Series 2012 J, 5% 7/1/42	7,000,000	7,953,890
Series 2012 L, 5% 7/1/36	6,000,000	6,619,380
Series 2013 A:
6.25% 11/15/33 (b)	2,245,000	2,513,480
6.5% 11/15/43 (b)	4,000,000	4,497,280
Series 2013 F:
4% 7/1/32	2,050,000	2,128,884
4% 7/1/43	21,685,000	21,771,523
5% 7/1/27	1,300,000	1,475,006
5% 7/1/37	3,925,000	4,309,493
Series 2013 G, 5% 7/1/44	17,105,000	18,276,179
Series 2013 P, 5% 7/1/43	12,320,000	14,083,731
Series 2013 X, 5% 10/1/48	14,920,000	16,844,680
Series 2013, 5% 7/1/21	1,085,000	1,213,280
Series 2014 A:
5% 3/1/32	1,700,000	1,977,627
5% 3/1/33	1,250,000	1,449,338
5% 3/1/39	4,000,000	4,584,520
5% 3/1/44	15,765,000	17,959,803
Series 2014 F:
5% 7/15/19	350,000	365,918
5% 7/15/20	300,000	321,018
5% 7/15/21	300,000	327,912
5% 7/15/22	400,000	441,476
5% 7/15/23	350,000	392,466
5% 7/15/24	400,000	443,176
5% 7/15/25	550,000	607,547
5% 7/15/26	500,000	549,835
5% 7/15/27	200,000	219,276
5% 7/15/28	320,000	349,792
5.625% 7/15/36	800,000	887,584
5.75% 7/15/43	4,700,000	5,226,729
Series 2014 M4, 5% 7/1/44	15,000,000	16,770,750
Series 2014 P:
5% 10/1/32	5,000,000	5,832,050
5% 10/1/46	7,080,000	8,068,864
Series 2015 D, 5% 7/1/44	10,975,000	12,041,770
Series 2015 F, 5% 8/15/45	18,290,000	20,411,823
Series 2015 H1:
5% 7/1/26	3,585,000	4,266,795
5% 7/1/29	3,750,000	4,365,525
5% 7/1/30	1,800,000	2,076,498
5% 7/1/31	1,190,000	1,363,490
5% 7/1/32	1,000,000	1,137,670
5% 7/1/33	1,000,000	1,133,260
Series 2015 O2:
5% 7/1/27	8,635,000	10,250,436
5% 7/1/29	4,495,000	5,266,926
Series 2015 Q:
5% 8/15/28	1,000,000	1,188,300
5% 8/15/29	1,000,000	1,181,280
5% 8/15/32	1,500,000	1,759,140
5% 8/15/33	1,500,000	1,751,070
5% 8/15/34	1,790,000	2,081,376
5% 8/15/38	1,690,000	1,953,539
Series 2015:
5% 1/1/25	3,525,000	4,157,843
5% 1/1/27	2,695,000	3,128,572
5% 1/1/28	1,850,000	2,134,530
5% 1/1/29	2,945,000	3,381,361
Series 2016 A:
5% 1/1/47	5,000,000	5,591,750
5.25% 1/1/42	7,000,000	8,047,690
Series 2016 E:
5% 7/1/31	1,000,000	1,141,720
5% 7/1/32	2,200,000	2,499,266
5% 7/1/33	1,500,000	1,696,770
5% 7/1/34	1,500,000	1,689,525
5% 7/1/35	1,500,000	1,683,525
5% 7/1/36	1,000,000	1,119,160
5% 7/1/37	2,000,000	2,236,720
Series 2016 I:
5% 7/1/27	1,150,000	1,353,079
5% 7/1/30	1,400,000	1,619,114
5% 7/1/31	1,350,000	1,553,486
5% 7/1/32	1,610,000	1,843,434
5% 7/1/34	3,000,000	3,452,880
5% 7/1/36	2,000,000	2,288,760
5% 7/1/37	1,470,000	1,678,637
5% 7/1/38	1,000,000	1,139,480
5% 7/1/41	9,055,000	10,033,574
Series 2016 N, 5% 12/1/36	2,520,000	2,907,677
Series 2016 Q, 5% 7/1/46	10,100,000	11,680,751
Series 2016:
4% 10/1/36	1,250,000	1,317,063
5% 7/1/26	1,710,000	2,023,563
5% 7/1/29	2,000,000	2,319,660
5% 7/1/30	2,000,000	2,296,540
5% 7/1/31	1,700,000	1,945,089
5% 10/1/32	1,760,000	2,081,816
5% 9/1/33	475,000	566,067
5% 10/1/33	1,500,000	1,766,460
5% 10/1/34	1,500,000	1,758,690
5% 9/1/35	375,000	443,644
5% 10/1/35	1,500,000	1,752,255
5% 7/1/36	3,000,000	3,343,170
5% 9/1/36	315,000	371,574
5% 9/1/37	840,000	967,336
5% 10/1/37	2,000,000	2,320,960
5% 10/1/39	5,000,000	5,776,950
5% 7/1/41	5,145,000	5,676,787
5% 7/1/46	1,440,000	1,580,962
5% 9/1/46	3,235,000	3,763,534
5% 10/1/46	4,000,000	4,564,440
5% 10/1/48	1,000,000	1,092,360
5% 9/1/52	4,100,000	4,626,645
Series 2017:
5% 7/1/20	165,000	178,311
5% 7/1/21	180,000	199,048
5% 7/1/22	180,000	202,730
5% 7/1/26	160,000	181,117
5% 7/1/37	600,000	664,368
5% 7/1/42	500,000	548,950
5% 7/1/47	2,250,000	2,461,523
Series B, 0% 1/1/39 (Assured Guaranty Corp. Insured)	3,200,000	1,412,992
Series BB1, 5% 10/1/46	355,000	408,065
Series L, 5% 7/1/41	4,900,000	5,383,924
Series N 2016:
5% 12/1/41	8,310,000	9,489,106
5% 12/1/46	12,325,000	14,021,660
5% 3/1/34	4,375,000	5,055,925
5.25% 7/1/25	1,000,000	1,128,780
5.25% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,172,720
5.25% 7/1/26	1,000,000	1,123,130
5.25% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,172,720
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds Series 2009, 5.75%, tender 5/1/19 (c)	2,000,000	2,135,240
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A:
5.5% 1/1/22	3,500,000	3,762,675
5.5% 1/1/23 (a)	125,000	131,871
Series 2017 A:
4% 7/1/21 (a)	1,000,000	1,072,860
5% 7/1/22 (a)	2,000,000	2,255,400
5% 7/1/23 (a)	1,500,000	1,719,885
5% 7/1/24 (a)	2,000,000	2,325,100
5% 7/1/25 (a)	2,250,000	2,600,955
5% 7/1/26 (a)	1,650,000	1,913,720
Massachusetts Fed. Hwy. Series 2013 A:
5% 6/15/26	5,000,000	5,746,800
5% 6/15/27	5,000,000	5,737,150
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,627,800
Series 2006 B, 5.25% 9/1/22	5,360,000	6,290,389
Series 2007 A, 3 month U.S. LIBOR + 0.570% 1.448% 5/1/37 (c)(d)	20,115,000	18,921,577
Series 2011 B:
5% 8/1/24 (Pre-Refunded to 8/1/20 @ 100)	1,750,000	1,927,643
5% 8/1/25 (Pre-Refunded to 8/1/20 @ 100)	1,930,000	2,125,914
Series 2014 E:
5% 9/1/28 (Pre-Refunded to 9/1/22 @ 100)	10,400,000	12,100,400
5% 9/1/29	7,500,000	8,669,325
5% 9/1/30	5,000,000	5,784,600
5% 9/1/31	8,000,000	9,223,200
Series 2015 C:
5% 7/1/40	12,730,000	14,715,625
5% 7/1/45	22,075,000	25,403,027
Series 2016 A, 5% 3/1/46	12,985,000	14,866,137
Series 2016 B:
5% 7/1/31	19,965,000	23,916,872
5% 7/1/32	5,000,000	5,963,850
5% 7/1/33	5,500,000	6,531,965
5% 7/1/34	10,245,000	12,114,917
5% 7/1/35	5,500,000	6,480,540
5% 7/1/36	10,260,000	12,063,092
5% 7/1/37	8,495,000	9,966,419
Series 2016:
5% 3/1/31	1,500,000	1,760,445
5% 3/1/32	7,500,000	8,777,925
Series 2017 A:
5% 4/1/34	6,875,000	8,206,756
5% 4/1/35	16,830,000	19,997,743
5% 4/1/42	11,860,000	13,856,157
Series 2017 C, 5% 10/1/26	20,000,000	24,820,800
Series 2017 D:
5% 2/1/33	2,550,000	3,050,055
5% 2/1/35	6,300,000	7,467,138
5% 2/1/36	20,000,000	23,615,600
Series 2017 F:
5% 11/1/38	10,000,000	11,868,500
5% 11/1/39	10,000,000	11,839,800
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Berklee College Proj.):
5% 10/1/19	230,000	230,722
5% 10/1/21	225,000	225,758
5% 10/1/23	140,000	140,466
5% 10/1/25	415,000	416,374
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (e)	5,260,000	5,284,038
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Pre-Refunded to 11/15/19 @ 100)	2,000,000	2,153,660
5.125% 11/15/35 (Pre-Refunded to 11/15/19 @ 100)	1,000,000	1,079,340
6% 11/15/28 (Pre-Refunded to 11/15/19 @ 100)	2,735,000	3,000,022
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	21,730,000
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/18	500,000	517,725
5% 10/1/27	3,030,000	3,132,626
5% 10/1/28	1,000,000	1,033,870
5% 10/1/33	5,000,000	5,164,700
Series 2009 Y1, 5% 10/1/19	1,730,000	1,852,968
Series 2009 Y2, 5% 10/1/18	1,215,000	1,258,072
(Partners HealthCare Sys., Inc. Proj.):
Series 2009 I3, 5% 7/1/21	2,300,000	2,446,694
Series 2010 J1, 5% 7/1/39	23,500,000	24,716,830
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	18,995,000	20,457,235
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,803,490
5.375% 6/1/30	8,000,000	8,201,120
Series 2007 E:
5% 7/15/32	1,155,000	1,157,980
5% 7/15/37	2,750,000	2,756,408
Series 2010 C:
5% 7/1/30	4,460,000	4,784,866
5.125% 7/1/35	930,000	992,254
Series E, 5% 7/15/27	7,195,000	7,214,642
Massachusetts Port Auth. Rev.:
Series 2010 A:
5% 7/1/34	2,000,000	2,183,180
5% 7/1/40	12,000,000	13,049,760
Series 2012 A:
5% 7/1/37 (a)	2,000,000	2,203,000
5% 7/1/42 (a)	10,300,000	11,241,523
Series 2012 B:
5% 7/1/25	4,150,000	4,801,841
5% 7/1/27	6,570,000	7,585,919
5% 7/1/28	5,030,000	5,797,980
Series 2014 B, 5% 7/1/39 (a)	4,965,000	5,528,825
Series 2014 C:
5% 7/1/28	3,000,000	3,569,130
5% 7/1/29	4,205,000	4,985,364
5% 7/1/30	3,000,000	3,546,480
Series 2015 A:
5% 7/1/28	460,000	551,802
5% 7/1/28 (a)	500,000	585,150
5% 7/1/29 (a)	1,245,000	1,448,545
5% 7/1/30	1,400,000	1,659,840
5% 7/1/30 (a)	1,450,000	1,677,259
5% 7/1/40 (a)	2,000,000	2,248,660
5% 7/1/45 (a)	3,500,000	3,914,925
5% 7/1/45	5,570,000	6,376,647
Series 2016 A:
5% 7/1/26	695,000	855,733
5% 7/1/28	760,000	929,693
5% 7/1/30	1,660,000	2,004,417
5% 7/1/32	1,970,000	2,353,145
5% 7/1/36	3,760,000	4,423,978
Series 2016 B:
4% 7/1/46 (a)	10,455,000	10,779,210
5% 7/1/43 (a)	6,410,000	7,266,376
Series 2017 A:
5% 7/1/30 (a)	1,280,000	1,526,502
5% 7/1/31 (a)	1,095,000	1,299,732
5% 7/1/32 (a)	1,370,000	1,617,230
5% 7/1/33 (a)	1,250,000	1,467,500
5% 7/1/35 (a)	1,000,000	1,165,750
5% 7/1/36 (a)	1,720,000	1,998,829
5% 7/1/42 (a)	4,110,000	4,720,623
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,615,000	1,620,152
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,000,000	1,003,090
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,560,000	1,564,040
5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,000,000	1,002,590
(BosFuel Proj.) Series 2007, 5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	5,175,000	5,188,352
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	13,000,000	14,125,410
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/18 (AMBAC Insured) (a)	6,000,000	6,027,180
5.5% 1/1/19 (AMBAC Insured) (a)	5,000,000	5,022,900
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B:
5% 10/15/41	25,000,000	28,089,750
5.25% 10/15/35	12,500,000	14,282,000
Series 2012 A:
5% 8/15/23	15,000,000	17,400,450
5% 8/15/24	27,500,000	31,969,835
Series 2012 B:
5% 8/15/27	10,000,000	11,585,300
5% 8/15/28	12,000,000	13,878,360
5% 8/15/30	18,400,000	21,243,352
Series 2013 A, 5% 5/15/43	18,675,000	21,229,740
Series 2016 A:
5% 11/15/40	7,335,000	8,506,106
5% 11/15/41	7,710,000	8,934,965
Series 2016 C, 5% 11/15/33	20,000,000	23,754,600
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,212,580
Series 2005:
5.25% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,270,000	4,772,750
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,269,810
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	6,295,446
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	2,081,340
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	4,689,078
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,123,749
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,010,475
Series 2009 B:
5% 5/1/35	5,560,000	6,020,980
5% 5/1/40	4,625,000	5,016,738
Series 2012 A:
5% 5/1/36	7,360,000	8,332,256
5% 5/1/41	10,000,000	11,270,400
Series 2012 B:
5% 5/1/29	2,000,000	2,276,220
5% 5/1/30	1,870,000	2,120,468
5% 5/1/37	3,075,000	3,431,977
5% 5/1/43	11,125,000	12,341,074
Series 2014 B:
5% 5/1/39	2,500,000	2,853,350
5% 5/1/44	13,935,000	15,815,528
Series 2014 D:
5% 5/1/39	7,575,000	8,700,494
5% 5/1/41	4,515,000	5,175,951
Series 2016 A:
5% 5/1/38	11,450,000	13,176,317
5% 5/1/41	7,960,000	9,125,264
5% 5/1/49	12,015,000	13,669,466
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,617,588
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,301,087
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	5,792,710
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	23,937,910
Sr. Series C, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	13,584,704
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity)	5,420,000	5,676,258
Series 2009 B1, 5% 8/1/22 (Pre-Refunded to 8/1/19 @ 100)	520,000	554,523
Series 2011 B:
5% 8/1/36 (Pre-Refunded to 8/1/21 @ 100)	905,000	1,027,419
5% 8/1/36 (Pre-Refunded to 8/1/21 @ 100)	4,110,000	4,665,960
5% 8/1/41 (Pre-Refunded to 8/1/21 @ 100)	16,000,000	18,164,320
Series 2011 C, 5.25% 8/1/42	8,425,000	9,532,382
Series 2012 A, 5% 8/1/37	8,000,000	9,159,600
Series 2014 F, 5% 8/1/26	8,790,000	10,556,966
Series 2016 B, 5% 8/1/40	4,625,000	5,421,148
Series 2016 C:
5% 8/1/35	12,550,000	14,903,251
5% 8/1/40	27,000,000	31,647,780
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23 (Pre-Refunded to 5/15/19 @ 100)	1,255,000	1,328,756
5% 5/15/25 (Pre-Refunded to 5/15/19 @ 100)	1,150,000	1,217,586
5% 10/15/19	500,000	537,465
Reading Gen. Oblig. Series 2012:
5% 2/1/20	1,165,000	1,265,015
5% 2/1/22	1,245,000	1,434,165
5% 2/1/23	1,185,000	1,398,099
Springfield Gen. Oblig. Series 2017:
5% 3/1/20	2,715,000	2,952,671
5% 3/1/23	1,775,000	2,087,116
5% 3/1/24	2,225,000	2,672,737
5% 3/1/25	2,420,000	2,960,701
Taunton Gen. Oblig. 5% 12/1/17	1,965,000	1,971,190
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
(Bldg. Auth. Proj.) Series 2015 1:
5% 11/1/27	3,500,000	4,223,625
5% 11/1/28	6,000,000	7,196,640
5% 11/1/29	6,230,000	7,437,312
5% 11/1/30	6,000,000	7,138,620
Series 2014 1, 5% 11/1/44	20,445,000	23,523,404
Series 2015 1, 5% 11/1/40	9,595,000	11,090,669
Westfield Gen. Oblig. Series 2014:
5% 3/1/26	2,990,000	3,532,506
5% 3/1/27	2,740,000	3,217,527
Worcester Gen. Oblig. Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	311,082
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	220,836

TOTAL MASSACHUSETTS		2,152,880,807

TOTAL MUNICIPAL BONDS
(Cost $2,084,477,278)		2,160,779,344
TOTAL INVESTMENT IN SECURITIES - 98.0%
(Cost $2,084,477,278)		2,160,779,344
NET OTHER ASSETS (LIABILITIES) - 2.0%		43,166,073
NET ASSETS - 100%		$2,203,945,417

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,010,760 or 0.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,284,038 or 0.2% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$4,933,512

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Massachusetts Municipal Money Market Fund

October 31, 2017

MFS-QTLY-1217
1.809069.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 40.1%
	Principal Amount	Value
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.07% 11/7/17, VRDN (a)(b)	$6,300,000	$6,300,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.06% 11/7/17, VRDN (a)	2,700,000	2,700,000
West Jefferson Indl. Dev. Series 2008, 1.06% 11/7/17, VRDN (a)	4,800,000	4,800,000
		13,800,000
Arizona - 0.1%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.02% 11/7/17, VRDN (a)	1,800,000	1,800,000
Arkansas - 0.5%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.14% 11/7/17, VRDN (a)(b)	1,900,000	1,900,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.05% 11/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	12,300,000	12,300,000
		14,200,000
Connecticut - 0.4%
Connecticut Gen. Oblig. Series 2016 C, 1.02% 11/7/17 (Liquidity Facility Bank of America NA), VRDN (a)	10,000,000	10,000,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.05% 11/7/17, VRDN (a)	1,200,000	1,200,000
Series 1994, 1.05% 11/1/17, VRDN (a)(b)	1,300,000	1,300,000
Series 1999 B, 1.05% 11/7/17, VRDN (a)(b)	2,400,000	2,400,000
		4,900,000
Georgia - 0.0%
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.99% 11/7/17, VRDN (a)(b)	700,000	700,000
Indiana - 0.3%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 1.12% 11/7/17, VRDN (a)(b)	2,000,000	2,000,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.05% 11/7/17, VRDN (a)	1,900,000	1,900,000
Series I, 1.05% 11/7/17, VRDN (a)	800,000	800,000
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 1.07% 11/7/17, LOC Comerica Bank, VRDN (a)(b)	2,500,000	2,500,000
		7,200,000
Iowa - 0.3%
Iowa Fin. Auth. Solid Disp. Waste Rev.:
(MidAmerican Energy Co. Proj.) Series 2016 B, 1% 11/7/17, VRDN (a)(b)	5,600,000	5,600,000
(MidAmerican Energy Proj.) Series 2008 A, 1% 11/7/17, VRDN (a)(b)	3,900,000	3,900,000
		9,500,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.02% 11/7/17, VRDN (a)	3,500,000	3,500,000
Series 2010 B1, 1.01% 11/7/17, VRDN (a)	11,000,000	11,000,000
		14,500,000
Massachusetts - 36.8%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.91% 11/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,000,000	6,000,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.92% 11/7/17, LOC Citibank NA, VRDN (a)	64,000,000	64,000,000
Series 2010 A2, 0.91% 11/7/17, LOC Barclays Bank PLC, VRDN (a)	12,365,000	12,365,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 1.22% 11/7/17, LOC Bank of America NA, VRDN (a)(b)	500,000	500,000
(Monkiewicz Realty Trust Proj.) 1.18% 11/7/17, LOC Bank of America NA, VRDN (a)(b)	1,080,000	1,080,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Salem Heights Apts. Proj.) Series 2003 A, 0.95% 11/7/17, LOC Fed. Home Ln. Bank of Boston, VRDN (a)(b)	12,200,000	12,200,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.9% 11/7/17, LOC Bank of America NA, VRDN (a)	10,605,000	10,605,000
(Boston Univ. Proj.):
Series U-6C, 0.83% 11/1/17, LOC TD Banknorth, NA, VRDN (a)	8,920,000	8,920,000
Series U3, 0.85% 11/7/17, LOC Northern Trust Co., VRDN (a)	42,100,000	42,100,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.92% 11/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	12,660,000	12,660,000
(Clark Univ. Proj.) 0.93% 11/7/17, LOC TD Banknorth, NA, VRDN (a)	33,800,000	33,800,000
(College of the Holy Cross Proj.) Series 2008 A, 0.8% 11/1/17, LOC JPMorgan Chase Bank, VRDN (a)	5,975,000	5,975,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.97% 11/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	1,880,000	1,880,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.92% 11/7/17, LOC TD Banknorth, NA, VRDN (a)	3,895,000	3,895,000
(ISO New England, Inc. Proj.) Series 2005, 0.9% 11/7/17, LOC TD Banknorth, NA, VRDN (a)	1,815,000	1,815,000
(Partners HealthCare Sys. Proj.) Series 2011 K2, 0.9% 11/7/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	6,300,000	6,300,000
(Seven Hills Foundation and Affiliates Proj.):
Series 2008 A, 0.9% 11/7/17, LOC TD Banknorth, NA, VRDN (a)	8,215,000	8,215,000
Series 2008 B, 0.9% 11/7/17, LOC TD Banknorth, NA, VRDN (a)	3,695,000	3,695,000
(Simmons College Proj.) Series G, 0.9% 11/7/17, LOC JPMorgan Chase Bank, VRDN (a)	43,255,000	43,255,000
(Wilber School Apts. Proj.) Series 2008 A, 0.91% 11/7/17, LOC Bank of America NA, VRDN (a)	6,140,000	6,140,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.91% 11/7/17, LOC TD Banknorth, NA, VRDN (a)	15,180,000	15,180,000
Series 2001, 0.92% 11/7/17, LOC TD Banknorth, NA, VRDN (a)	3,270,000	3,270,000
Series 2006, 0.92% 11/7/17, LOC PNC Bank NA, VRDN (a)	22,935,000	22,935,000
Series 2010, 0.94% 11/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,575,000	6,575,000
Series 2014 M2, 0.9% 11/7/17, LOC Bank of New York, New York, VRDN (a)	7,750,000	7,750,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 2005 I, 0.9% 11/7/17, VRDN (a)	6,500,000	6,500,000
Series 2005 J1, 0.9% 11/7/17, VRDN (a)	18,550,000	18,550,000
Series 2005 J2, 0.86% 11/1/17, VRDN (a)	1,130,000	1,130,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.94% 11/7/17, LOC JPMorgan Chase Bank, VRDN (a)	35,000,000	35,000,000
Series 2009 J2, 0.85% 11/1/17, LOC JPMorgan Chase Bank, VRDN (a)	18,950,000	18,950,000
Series 2009 K, 0.93% 11/7/17, LOC Bank of America NA, VRDN (a)	13,600,000	13,600,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.88% 11/1/17, LOC Wells Fargo Bank NA, VRDN (a)	12,075,000	12,075,000
(Boston Univ. Proj.) Series H, 0.88% 11/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,375,000	6,375,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.91% 11/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	7,215,000	7,215,000
(Harvard Univ. Proj.):
Series R, 0.7% 11/1/17, VRDN (a)	28,440,000	28,440,000
Series Y, 0.9% 11/7/17, VRDN (a)	18,675,000	18,675,000
(Henry Heywood Memorial Hosp. Proj.) Series 2009 C, 0.9% 11/1/17, LOC TD Banknorth, NA, VRDN (a)	8,050,000	8,050,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.86% 11/7/17, VRDN (a)	30,000,000	29,999,996
Series 2001 J2, 0.9% 11/7/17, VRDN (a)	93,275,000	93,275,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.98% 11/7/17, LOC JPMorgan Chase Bank, VRDN (a)	34,540,000	34,540,000
(Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 0.9% 11/7/17, LOC TD Banknorth, NA, VRDN (a)	1,000,000	1,000,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.87% 11/7/17, LOC TD Banknorth, NA, VRDN (a)	38,405,000	38,405,000
(Williams College Proj.) Series I, 0.9% 11/7/17, VRDN (a)	10,496,000	10,496,000
Series 2009 O-1, 0.95% 11/7/17, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	16,165,000	16,165,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. (Princeton Westford Proj.) Series 2015 A, 0.95% 11/7/17, LOC Bank of America NA, VRDN (a)	13,700,000	13,700,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev.:
Series 2009 A, 0.93% 11/7/17, LOC TD Banknorth, NA, VRDN (a)	6,525,000	6,525,000
Series 2013 F, 0.95% 11/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	25,580,000	25,580,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev. (Boutwell Owens & Co., Inc. Proj.) Series 1998, 1.42% 11/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	80,000	80,000
Massachusetts Indl. Fin. Agcy. Rev. (Governor Dummer Academy Proj.) Series 1996, 0.92% 11/7/17, LOC TD Banknorth, NA, VRDN (a)	5,400,000	5,400,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.95% 11/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	32,100,000	32,100,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C2, 0.93% 11/7/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	8,480,000	8,480,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.9% 11/7/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	112,915,000	112,915,000
FHLMC Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.98% 11/7/17, LOC Freddie Mac, VRDN (a)(b)	24,840,000	24,840,000
(Tammy Brook Apts. Proj.) Series 2009, 0.92% 11/7/17, LOC Freddie Mac, VRDN (a)	5,990,000	5,990,000
FNMA Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Avalon Acton Apts. Proj.) Series 2006, 0.96% 11/7/17, LOC Fannie Mae, VRDN (a)(b)	45,000,000	45,000,000
		1,020,160,996
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.07% 11/7/17, VRDN (a)(b)	3,400,000	3,400,000
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.14% 11/7/17, VRDN (a)(b)	1,000,000	1,000,000
Texas - 0.1%
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1% 11/7/17 (Total SA Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.12% 11/7/17, VRDN (a)(b)	5,800,000	5,800,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.17% 11/7/17, VRDN (a)(b)	3,100,000	3,100,000
		8,900,000
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 1.05% 11/7/17, VRDN (a)(b)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,112,560,996)		1,112,560,996

Tender Option Bond - 25.8%
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.12% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,165,000	1,165,000
Massachusetts - 25.6%
Billerica Gen. Oblig. Bonds Series Solar 17 0027, SIFMA Municipal Swap Index + 0.150% 1.07%, tender 11/9/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,400,000	3,400,000
Massachusetts Clean Wtr. Trust Bonds:
Series Clipper 05 36, SIFMA Municipal Swap Index + 0.040% 0.96%, tender 11/2/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	8,105,000	8,105,000
Series Clipper 09 30, SIFMA Municipal Swap Index + 0.200% 1.12%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	12,200,000	12,200,000
Massachusetts Commonwealth Trans. Fund Rev. Bonds Series 2016 20, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	18,825,000	18,825,000
Massachusetts Dev. Fin. Agcy. Participating VRDN Series Floaters XM 03 68, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,600,000	8,600,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series WF 10 56C, SIFMA Municipal Swap Index + 0.280% 1.2%, tender 1/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	19,795,000	19,795,000
Participating VRDN:
Series 15 XF0245, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,135,000	8,135,000
Series 2016 XF2207, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	750,000	750,000
Series 2016 XM0136, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(f)	1,875,000	1,875,000
Series 2016 XM0137, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,865,000	2,865,000
Series MS 3373, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,100,000	7,100,000
Series MS 3389X, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500,000	2,500,000
Series ROC II R 11999X, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,785,000	6,785,000
Massachusetts Gen. Oblig.:
Bonds:
Series Clipper 09 37, SIFMA Municipal Swap Index + 0.200% 1.12%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	36,075,000	36,075,000
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	72,700,000	72,700,000
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.200% 1.12%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	38,156,000	38,156,000
Participating VRDN:
Series 16 XF0374, 0.94% 11/7/17 (Liquidity Facility Bank of America NA) (a)(c)	9,000,000	9,000,000
Series 16 XM 03 35, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,700,000	6,700,000
Series 16 XM0221, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,455,000	13,455,000
Series 16 ZF0377, 0.96% 11/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,375,000	4,375,000
Series Floaters 16 ZF2364, 0.95% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,400,000	4,400,000
Series Floaters XF 05 28, 0.96% 11/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,385,000	2,385,000
Series Floaters XF 05 30, 0.96% 11/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,830,000	2,830,000
Series Floaters XM 03 72, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000,000	4,000,000
Series Floaters XM 04 28, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500,000	7,500,000
Massachusetts Health & Edl. Facilities Auth. Participating VRDN Series XL 00 17, 0.96% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,785,000	10,785,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds Series Clipper 09 39, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	15,450,000	15,450,000
Participating VRDN:
Series 16 XM0217, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	41,800,000	41,800,000
Series Floaters XF 00 47, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,600,000	9,600,000
Massachusetts Health and Edl. Facilities Auth. Rev. Participating VRDN Series 2017, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,175,000	11,175,000
Massachusetts School Bldg. Auth. Participating VRDN:
Series Floaters XM 03 89, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,400,000	4,400,000
Series XM 03 54, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,750,000	1,750,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds Series Solar 17 13, SIFMA Municipal Swap Index + 0.050% 0.97%, tender 11/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,200,000	3,200,000
Participating VRDN:
Series 16 XM0239, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,210,000	2,210,000
Series 16 ZM0173, 0.95% 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	10,000,000	10,000,000
Series EGL 14 C031A, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	14,875,000	14,875,000
Series EGL 15 0004, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	57,460,000	57,460,000
Series EGL 15 001, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	56,710,000	56,710,000
Series EGL 15 002, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	64,000,000	64,000,000
Series EGL 15 003, 0.95% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	48,340,000	48,340,000
Series Floaters XX 10 08, 0.94% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,800,000	4,800,000
Series Floaters YX 10 29, 0.94% 11/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,810,000	3,810,000
Series ROC II R 14021, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,000,000	5,000,000
Massachusetts St. Wtr. Resources Auth. Bonds Series 2016 E74, SIFMA Municipal Swap Index + 0.200% 0.95%, tender 11/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	28,400,000	28,400,000
Massachusetts Wtr. Resources Auth. Participating VRDN Series XM 02 87, 0.94% 11/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,200,000	2,200,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series Floaters XF 25 02, 0.94% 11/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,750,000	2,750,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN Series XL 0042, 0.95% 11/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,380,000	8,380,000
		709,606,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.99% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,000,000	2,000,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.09% 11/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,300,000	1,300,000
Ohio - 0.1%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.1% 12/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	1,500,000	1,500,000
TOTAL TENDER OPTION BOND
(Cost $715,571,000)		715,571,000

Other Municipal Security - 24.5%
Georgia - 0.9%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.02%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	13,275,000	13,275,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.02%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	11,640,000	11,640,000
		24,915,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.15% tender 11/14/17, CP mode	1,800,000	1,800,000
Massachusetts - 23.0%
Avon Gen. Oblig. BAN Series 2017, 2.25% 9/28/18	3,100,000	3,133,376
Billerica Gen. Oblig. BAN Series 2016, 2% 12/8/17	3,500,000	3,502,875
Boston Wtr. & Swr. Commission Rev.:
Bonds Series 2009 A, 5% 11/1/17	2,000,000	2,000,000
Series A, 0.96% 1/3/18, LOC State Street Bank& Trust Co., Boston, CP	6,000,000	6,000,000
Chicopee Gen. Oblig. BAN Series 2017, 2.25% 10/5/18	3,750,000	3,788,443
Franklin Gen. Oblig. BAN Series 2017, 2% 5/18/18	3,460,000	3,476,851
Gloucester Gen. Oblig. BAN Series 2017, 2% 2/2/18	7,097,000	7,114,353
Hingham Gen. Oblig. BAN Series 2017, 2% 5/17/18	3,178,243	3,193,488
Massachusetts Dev. Fin. Agcy. Series 5, 1.01% 1/4/18, LOC TD Banknorth, NA, CP	3,707,000	3,707,000
Massachusetts Dev. Fin. Agcy. Elec. Util. Rev. Bonds Series 2017, 1.09% tender 11/1/17 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	13,300,000	13,300,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 05, 1.08% tender 11/27/17 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	28,000,000	28,000,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series 2011 K5, 5%, tender 1/18/18 (a)	3,180,000	3,207,096
Massachusetts Edl. Fing. Auth. Rev. Bonds Series 2013, 5% 7/1/18 (b)	5,000,000	5,128,741
Massachusetts Fed. Hwy. Bonds Series 2014 A, 5% 6/15/18	4,500,000	4,612,352
Massachusetts Gen. Oblig.:
Bonds:
Series 2012 D, SIFMA Municipal Swap Index + 0.430% 1.35% 1/1/18 (a)(d)	12,200,000	12,200,000
Series B, 0.005% x SIFMA Municipal Swap Index 1.4% 2/1/18 (a)(d)(f)	36,700,000	36,700,000
RAN:
Series 2017 A, 2% 4/23/18	7,600,000	7,633,843
Series 2017 B, 2% 5/21/18	9,330,000	9,377,243
Series C, 2% 6/25/18	10,800,000	10,878,255
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
Series 2008, 5.25% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	3,570,000	3,673,839
Series H1:
0.84% tender 11/2/17, CP mode	13,000,000	13,000,000
0.85% tender 11/3/17, CP mode	14,800,000	14,800,000
0.96% tender 12/4/17, CP mode	9,300,000	9,300,000
0.96% tender 12/6/17, CP mode	11,560,000	11,560,000
Series H2:
0.85% tender 11/6/17, CP mode	14,685,000	14,685,000
0.85% tender 11/14/17, CP mode	14,800,000	14,800,000
0.96% tender 12/5/17, CP mode	10,235,000	10,235,000
Massachusetts Port Auth. Rev.:
Bonds Series 2017 A, 5% 7/1/18 (b)	5,565,000	5,703,865
Series 12A:
0.91% 2/7/18, LOC TD Banknorth, NA, CP	9,000,000	9,000,000
0.92% 12/8/17, LOC TD Banknorth, NA, CP	6,800,000	6,800,000
Series 12B:
0.91% 1/11/18, LOC TD Banknorth, NA, CP (b)	28,900,000	28,900,000
0.94% 2/7/18, LOC TD Banknorth, NA, CP (b)	28,900,000	28,900,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds Series B, 5% 1/15/18 (Escrowed to Maturity)	3,500,000	3,530,707
Series B:
0.85% 11/20/17, LOC Citibank NA, CP	15,100,000	15,100,000
0.86% 12/11/17, LOC Citibank NA, CP	16,800,000	16,800,000
0.98% 1/9/18, LOC Citibank NA, CP	28,100,000	28,100,000
0.98% 1/12/18, LOC Citibank NA, CP	24,400,000	24,400,000
Series C:
0.86% 12/1/17, LOC Barclays Bank PLC, CP	22,000,000	22,000,000
0.86% 12/4/17, LOC Barclays Bank PLC, CP	7,500,000	7,500,000
0.86% 12/6/17, LOC Barclays Bank PLC, CP	23,900,000	23,900,000
0.98% 1/2/18, LOC Barclays Bank PLC, CP	12,600,000	12,600,000
0.98% 1/3/18, LOC Barclays Bank PLC, CP	16,300,000	16,300,000
0.98% 1/4/18, LOC Barclays Bank PLC, CP	21,460,000	21,460,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 16:
0.85% 12/4/17, LOC TD Banknorth, NA, CP	15,700,000	15,700,000
0.85% 12/5/17, LOC TD Banknorth, NA, CP	11,200,000	11,200,000
Series 99:
0.87% 12/7/17, LOC State Street Bank & Trust Co., Boston, CP	22,400,000	22,400,000
0.93% 12/7/17, LOC State Street Bank & Trust Co., Boston, CP	14,100,000	14,100,000
Middleborough Gen. Oblig. BAN Series 2017, 2% 10/5/18	5,052,777	5,096,740
Orleans Gen. Oblig. Anticipation Notes BAN Series 2017, 2% 2/9/18	12,300,000	12,332,676
Revere Gen. Oblig. BAN 2.5% 4/13/18	3,706,627	3,726,888
Topsfield Gen. Oblig. BAN Series 2017, 2.25% 10/19/18	1,500,000	1,515,434
West Boylston Gen. Oblig. Anticipation Notes BAN Series 2016, 2% 11/17/17	4,671,000	4,673,232
Westfield Gen. Oblig. BAN Series 2017, 2.25% 10/31/18	3,800,000	3,843,088
Winchester Gen. Oblig. BAN Series 2017, 2% 6/27/18	13,367,000	13,453,669
		638,044,054
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series A1, 1.09% tender 11/1/17, CP mode (b)	6,100,000	6,100,000
Virginia - 0.2%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 1.15% tender 12/1/17, CP mode (b)	3,700,000	3,700,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.1% tender 12/1/17, CP mode (b)	3,000,000	3,000,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $677,559,054)		677,559,054
	Shares	Value

Investment Company - 9.0%
Fidelity Municipal Cash Central Fund, 0.98% (g)(h)
(Cost $249,195,298)	249,195,298	249,195,298
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $2,754,886,348)		2,754,886,348
NET OTHER ASSETS (LIABILITIES) - 0.6%		17,351,789
NET ASSETS - 100%		$2,772,238,137

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $106,226,000 or 3.8% of net assets.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,075,000 or 1.4% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Massachusetts Clean Wtr. Trust Bonds Series Clipper 09 30, SIFMA Municipal Swap Index + 0.200% 1.12%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	5/1/08 - 3/18/15	$12,200,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series WF 10 56C, SIFMA Municipal Swap Index + 0.280% 1.2%, tender 1/25/18 (Liquidity Facility Wells Fargo Bank NA)	12/23/10 - 8/4/11	$19,795,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 37, SIFMA Municipal Swap Index + 0.200% 1.12%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	2/15/07 - 5/1/08	$36,075,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.200% 1.12%, tender 12/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$38,156,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$2,307,964
Total	$2,307,964

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 28, 2017